Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AMLP
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 29, 2018
Prospectus Date	rr_ProspectusDate	Jun. 29, 2018
ALERIAN MLP ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	aetf_SupplementTextBlock

ALPS ETF TRUST

Alerian MLP ETF (NYSE ARCA: AMLP)

(THE “FUND”)

SUPPLEMENT DATED JUNE 29, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION (THE “SAI”) DATED MARCH 31, 2018, AS SUPPLEMENTED

Effective June 29, 2018, the Fund is changing its primary benchmark for performance comparison purposes from the S&P 500 Index to the Alerian MLP Index. In addition, effective June 29, 2018, the breakpoints to the Fund’s unitary management fee will change. Therefore, the disclosures contained in the Summary Prospectus, Prospectus and SAI are modified as follows:

Summary Prospectus and Prospectus

The “Average Annual Total Returns” table in the Fund’s Summary Prospectus and Prospectus is hereby deleted and replaced with the following table:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2017
ALERIAN MLP ETF | ALERIAN MLP ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.80%)
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2010
ALERIAN MLP ETF | Return After Taxes on Distributions | ALERIAN MLP ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.80%)
5 Years	rr_AverageAnnualReturnYear05	(0.72%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2010
ALERIAN MLP ETF | Return After Taxes on Distributions and Sale of Fund Shares | ALERIAN MLP ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.42%)
5 Years	rr_AverageAnnualReturnYear05	(0.36%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2010
ALERIAN MLP ETF | Alerian MLP Infrastructure Index* (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.81%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.59%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	4.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2010
ALERIAN MLP ETF | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	(0.06%)	[1],[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	4.42%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2010
ALERIAN MLP ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[1],[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	15.95%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2010

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	Effective June 29, 2018, the Fund replaced the S&P 500 Index as the Fund's primary benchmark for performance comparison purposes. The Adviser made this recommendation to the Board because the Fund's new primary benchmark, the Alerian MLP Index, more closely aligns with the Fund's investment strategies and investment restrictions. Returns for both benchmarks will be shown for a transition period.